Derivative Instruments	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 10:	DERIVATIVE INSTRUMENTS

The Company’s option and forward contracts do not qualify as hedging instruments under ASC 815, “Derivatives and hedging”. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

During the six months ended June 30, 2020 and 2019, the Company entered into option contracts in the notional amounts of $2,310 (unaudited) and $41,348 (unaudited), respectively, and during the six months ended June 30, 2020 and 2019, the Company entered into forward contracts in the notional amounts of $71,000 (unaudited) and $43,602 (unaudited), respectively, in order to protect against foreign currency fluctuations.

As of June 30, 2020, and December 31, 2019, the Company had outstanding options and forward contracts, in the notional amount of $44,760 and $15,384 (unaudited), respectively.

During the six months ended June 30, 2020 and 2019, the Company recorded income (expense) of $(637) (unaudited), and $55 (unaudited), respectively, with respect to the above transactions, presented in the statements of income as financial income.